Schedule of Exploration and Evaluation Expenditures Included in Comprehensive Loss (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	$ 7,886,388	$ 5,275,278
Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	4,385,901	2,942,749
Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	3,462,748	2,244,092
Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	37,739	32,727
Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024		55,710
Consulting [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	2,489,219	1,172,539
Consulting [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	1,004,570	357,528
Consulting [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	1,484,649	815,011
Consulting [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Consulting [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Sundry field [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	476,959	109,928
Sundry field [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	339,436	102,537
Sundry field [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	137,523	7,391
Sundry field [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Sundry field [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Sampling, assaying, geophysics [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	320,400	176,897
Sampling, assaying, geophysics [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	246,298	173,935
Sampling, assaying, geophysics [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	74,102	2,962
Sampling, assaying, geophysics [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Sampling, assaying, geophysics [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
License, filing and insurance [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	2,492,053	1,776,169
License, filing and insurance [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	1,898,866	1,561,462
License, filing and insurance [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	555,448	126,270
License, filing and insurance [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	37,739	32,727
License, filing and insurance [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024		55,710
Lease and royalty [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	1,264,411	1,022,489
Lease and royalty [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	696,738	462,489
Lease and royalty [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	567,673	560,000
Lease and royalty [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Lease and royalty [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Property tax [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	102,803	100,339
Property tax [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	58,550	59,190
Property tax [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	44,253	41,149
Property tax [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Property tax [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Drilling [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	376,739	691,309
Drilling [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	90,970
Drilling [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	285,769	691,309
Drilling [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Drilling [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Salaries, wages and related expense [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	247,612
Salaries, wages and related expense [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	50,473
Salaries, wages and related expense [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024	197,139
Salaries, wages and related expense [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Salaries, wages and related expense [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Termination of acquisition agreement [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024		225,608
Termination of acquisition agreement [member] | Uranium properties [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024		225,608
Termination of acquisition agreement [member] | Colorado Properties [Member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Termination of acquisition agreement [member] | Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024
Termination of acquisition agreement [member] | Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Total for the year ended December 31, 2024